UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 1.9%
Securitized Asset Backed Receivables LLC Trust(a):
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 2.89%, 01/25/35	$505	$497,104
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.43%), 2.65%, 10/25/35	1,025	1,012,669

Total Asset-Backed Securities — 1.9% (Cost — $1,457,097)		1,509,773

Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.1%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 3.73%, 11/25/33(b)	64	64,695
Bear Stearns ALT-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.74%), 2.96%, 11/25/34(a)	33	33,104

		97,799
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	156	34,814

Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost — $108,750)		132,613

Preferred Securities — 2.5%

Capital Trust — 2.5%
Electric Utilities — 2.5%
PPL Capital Funding, Inc., Series A, 5.00%(c)	2,000	1,974,580

Total Preferred Securities — 2.5% (Cost — $1,980,520)		1,974,580

U.S. Government Sponsored Agency Securities — 54.2%

Agency Obligations — 4.5%
Federal Farm Credit Bank, 4.55%, 06/08/20	3,500	3,599,613

Collateralized Mortgage Obligations — 2.4%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	712	697,734

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 04/16/39(b)	$1,185	$1,185,511

		1,883,245
Interest Only Collateralized Mortgage Obligations — 1.1%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 02/25/27	825	59,936
Series 2012-47, Class NI, 4.50%, 04/25/42	986	227,182
Ginnie Mae Mortgage-Backed Securities:
Series 2006-30, Class IO, 2.30%, 05/16/46(b)	208	12,063
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 4.03%, 09/20/32(a)	1,046	92,996
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.31%, 12/16/39(a)	293	35,020
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.51%, 04/16/41(a)	2,979	436,409

		863,606
Mortgage-Backed Securities — 46.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 04/01/28	3,945	3,835,053
3.00%, 06/01/42 - 04/01/43	5,545	5,352,860
3.50%, 08/01/44	2,860	2,827,483
4.00%, 10/01/24 - 02/01/41	7,510	7,650,270
4.50%, 04/01/39 - 08/01/40	5,136	5,337,209
5.00%, 11/01/33 - 02/01/40	2,631	2,796,737
5.50%, 10/01/23 - 09/01/36	2,227	2,402,131
6.00%, 02/01/36 - 03/01/38	354	385,894
Freddie Mac Mortgage-Backed Securities:
3.50%, 08/01/33 - 01/01/46	5,787	5,780,712
4.50%, 05/01/34	146	150,809
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	4	4,466

		36,523,624

Total U.S. Government Sponsored Agency Securities — 54.2% (Cost — $43,122,306)		42,870,088

U.S. Treasury Obligations — 49.6%
U.S. Treasury Bonds, 3.00%, 08/15/48	5,100	4,908,152
U.S. Treasury Notes:
2.63%, 07/31/20(d)	14,800	14,751,438

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Notes (continued):
2.75%, 08/15/21	$6,500	$6,475,879
2.75%, 07/31/23	3,500	3,468,965
2.88%, 07/31/25	9,700	9,617,398

Total U.S. Treasury Obligations — 49.6% (Cost — $39,709,795)		39,221,832

Total Long-Term Investments — 108.4% (Cost — $86,378,468)		85,708,886

	Shares
Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(e)(f)	1,027,675	1,027,675

Value
Total Short-Term Securities — 1.3% (Cost — $1,027,675)	$1,027,675

Options Purchased — 0.0% (Cost — $47,153)	17,043

Total Investments Before Options Written — 109.7% (Cost — $87,453,296)	86,753,604

Options Written — (0.3)% (Premiums Received — $238,238)	(228,625)

Total Investments, Net of Options Written — 109.4% (Cost — $87,215,058)	86,524,979
Liabilities in Excess of Other Assets — (9.4)%	(7,436,185)

Net Assets — 100.0%	$79,088,794

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,981,656	(953,981)	1,027,675	$1,027,675	$15,842	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.00%	09/20/18	Open	$8,500,000	$8,508,995	U.S. Treasury Obligations	Open/Demand

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	373,881	AUD	400,000	Deutsche Bank AG	11/19/18	$514
CAD	390,000	CHF	286,696	Natwest Markets PLC	11/19/18	8,859
CAD	762,033	NZD	890,000	Bank of America N.A.	11/19/18	454
JPY	34,910,850	CHF	300,000	Bank of America N.A.	11/19/18	1,332
JPY	31,293,027	CHF	270,000	JPMorgan Chase Bank N.A.	11/19/18	79
NOK	2,557,373	CHF	300,000	State Street Bank and Trust Co.	11/19/18	7,827
NOK	4,977,905	EUR	520,000	State Street Bank and Trust Co.	11/19/18	6,783
SEK	5,416,183	EUR	520,000	State Street Bank and Trust Co.	11/19/18	5,782

						31,630

USD	119,999	CAD	155,000	Barclays Bank PLC	11/05/18	(93)
AUD	400,000	NOK	2,364,088	JPMorgan Chase Bank N.A.	11/19/18	(1,795)
AUD	810,000	NZD	884,123	Bank of America N.A.	11/19/18	(506)
JPY	66,797,280	USD	600,000	Bank of America N.A.	11/19/18	(10,058)
NOK	2,342,740	AUD	400,000	Citibank N.A.	11/19/18	(833)

						(13,285)

	Net Unrealized Appreciation					$18,345

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Credit Suisse International	11/15/18	NZD	1.12	AUD	5,025	$3,625
Put
USD Currency	Bank of America N.A.	10/18/18	CAD	1.28	USD	2,395	6,546
GBP Currency	Natwest Markets PLC	10/25/18	CAD	1.64	GBP	2,815	6,872

							13,418

							$17,043

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 11/01/28	3.13%	Semi-annual	3-Month LIBOR, 2.40	Quarterly	Morgan Stanley & Co. International PLC	10/30/18	3.13%	USD	10,000	$(52,913)
2-Year Interest Rate Swap, 11/01/20	3.04	Semi-annual	3-Month LIBOR, 2.40	Quarterly	Morgan Stanley & Co. International PLC	10/30/18	3.04	USD	35,000	(34,576)
30-Year Interest Rate Swap, 11/01/48	3.14	Semi-annual	3-Month LIBOR, 2.40	Quarterly	Morgan Stanley & Co. International PLC	10/30/18	3.14	USD	5,000	(60,765)
5-Year Interest Rate Swap, 11/01/23	3.10	Semi-annual	3-Month LIBOR, 2.40	Quarterly	Morgan Stanley & Co. International PLC	10/30/18	3.10	USD	25,000	(76,307)

										$(224,561)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	10/18/18	CAD	1.35	USD	2,395	$(101)
Put
USD Currency	Bank of America N.A.	10/18/18	CAD	1.26	USD	2,395	(1,111)
GBP Currency	Natwest Markets PLC	10/25/18	CAD	1.61	GBP	4,225	(2,852)

							(3,963)

							$(4,064)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,509,773	$—	$1,509,773
Non-Agency Mortgage-Backed Securities	—	132,613	—	132,613
Preferred Securities	—	1,974,580	—	1,974,580
U.S. Government Sponsored Agency Securities	—	42,870,088	—	42,870,088
U.S. Treasury Obligations	—	39,221,832	—	39,221,832
Short-Term Securities	1,027,675	—	—	1,027,675
Options Purchased
Foreign currency exchange contracts	—	17,043	—	17,043

	$1,027,675	$85,725,929	$—	$86,753,604

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$31,630	$—	$31,630
Liabilities:
Foreign currency exchange contracts	—	(17,349)	—	(17,349)
Interest rate contracts	—	(224,561)	—	(224,561)

	$—	$(210,280)	$—	$(210,280)

(a)

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of, $8,508,995 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 19, 2018